Cover	Jul. 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No.1 (“Amended Report”) amends the Current Report on Form 8-K filed by SRX Global Inc. (the “Company”) on July 28, 2026 (the “Original Report”) solely to correct a typographical error. The signature block of the Original Report inadvertently identified Carolina Martinez as the Chief Executive Officer of the Company. Carolina Martinez is the Chief Financial Officer of the Company.This Amended Report does not otherwise change or update the disclosures set forth in the Original Form 8-K.
Document Period End Date	Jul. 27, 2026
Entity File Number	001-40477
Entity Registrant Name	SRX Global Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	SRXH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false